Subsequent Event - Additional Information (Detail) - Westlake Chemical Corporation and Lagoon Merger Sub Inc [Member] - Subsequent Event [Member] - USD ($) $ / shares in Units, $ in Millions		3 Months Ended	6 Months Ended
	Jun. 10, 2016	Jun. 30, 2016	Jun. 30, 2016
Subsequent Event [Line Items]
Merger agreement date	Jun. 10, 2016
Merger consideration per share	$ 33.00
Termination fee	$ 77.7
Merger-related expenses		$ 8.4	$ 13.6